AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 2022

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 21, 2022, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 13, 2022, and pursuant to Rule 485(a)(2) would have become effective on September 26, 2022.

Post-Effective Amendment No 9 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 7, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No 11 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 14, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No 16 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 20 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 8, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 23 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 18, 2022, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 29 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 21, 2022, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 29 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on November 18, 2022.

Tidal Trust II

By: /s/ Eric W. Falkeis

Eric W. Falkeis

President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities indicated on November 18, 2022.

Signature	Title

/s/ Eric W. Falkeis	President and Principal Executive Officer
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina
/s/ Ally Mueller	Treasurer (principal financial officer and principal accounting officer)
Ally Mueller

 *By: /s/ Eric W. Falkeis

Eric Falkeis, Attorney in Fact

By Power of Attorney